Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
Property and equipment

Property and equipment is comprised of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Proved oil and natural gas properties	$620,793	$423,611
Unproved oil and natural gas properties	131,934	121,690
Land	971	406
Less: accumulated DD&A	(171,090)	(114,375)
Total oil and natural gas properties (successful efforts), net	582,608	431,332
Other property and equipment	5,559	4,345
Less: accumulated DD&A	(3,087)	(3,062)
Total other property and equipment	2,472	1,283
Total property and equipment, net	$585,080	$432,615

DD&A expense related to oil and natural gas properties was $36.2 million and $9.4 million for the three months ended June 30, 2018 and 2017, respectively, and $56.7 million and $17.5 million for the six months ended June 30, 2018 and 2017, respectively. Depreciation and amortization expense related to other property and equipment was $0.2 million and $0.1 million for the three months ended June 30, 2018 and 2017, respectively, and $0.3 million and $0.2 million for the six months ended June 30, 2018 and 2017, respectively. No impairment charges related to proved or unproved oil and natural gas properties were recorded for the three or six months ended June 30, 2018 and 2017. Capitalized costs included in proved oil and natural gas properties not subject to DD&A totaled $62.4 million at June 30, 2018 and $57.2 million at December 31, 2017.

Property and equipment

Property and equipment is comprised of the following:

	December 31,
	2017	2016
	(In thousands)
Proved oil and natural gas properties	$423,611	$258,530
Unproved oil and natural gas properties	121,690	1,942
Land	406	1,561
Less: accumulated DD&A	(114,375)	(139,766)
Total oil and natural gas properties (successful efforts), net	431,332	122,267
Other property and equipment	4,345	3,808
Less: accumulated DD&A	(3,062)	(2,702)
Total other property and equipment	1,283	1,106
Total property and equipment, net	$432,615	$123,373

As the Company’s exploration and development work progresses and the reserves on the Company’s properties are proven, capitalized costs attributed to the properties and mineral interests are subject to DD&A. Depletion of capitalized costs is provided using the units-of-production method based on proved oil and gas reserves related to the associated field. DD&A expense related to oil and natural gas properties was $35.4 million, $24.4 million, and $22.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. Depreciation and amortization expense related to other property and equipment was $0.4 million for each of the years ended December 31, 2017, 2016 and 2015.

Costs not subject to DD&A primarily include leasehold costs, broker and legal expenses and capitalized internal costs associated with developing oil and natural gas prospects on these properties. Leasehold costs are transferred into costs subject to depletion on an ongoing basis as these properties are evaluated and proved reserves are established. Additionally, costs associated with development wells in progress or awaiting completion at year-end are not subject to DD&A. These costs are transferred into costs subject to DD&A on an ongoing basis as these wells are completed and proved reserves are established or confirmed. These capitalized costs totaled $57.2 million at December 31, 2017 and $10 million at December 31, 2016.

Impairment charges related to proved and unproved oil and natural gas properties were $1.1 million and no impairment charges for the years ended December 31, 2017 and 2016, respectively. There were no exploratory well costs pending determination of proved reserves for the years ended December 31, 2017 or 2016. Unsuccessful exploratory dry hole costs were $0.2 million for the year ended December 31, 2017. There were no unsuccessful exploratory well costs during the year ended December 31, 2016.